OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

October 28, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Capital Appreciation Fund
     Post-Effective Amendment No. 54 under the Securities Act
     and Amendment No. 47 under the Investment Company Act
     File Nos. 2-69719 and 811-03105

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Capital Appreciation Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 54 under the Securities Act and Amendment No. 47 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Securities and Exchange Commission (“Commission”) release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about December 29, 2009, including (i) audited financial statements for the Registrant’s fiscal year ended August 31, 2009; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on December 29, 2009, as indicated on the facing page of this Amendment.

Securities and Exchange Commission
Oppenheimer Capital Appreciation Fund
October 28, 2009

In order to expedite review and achieve consistency in how we address the disclosure requirements of SEC release 33-8998 we request that you address any comments on this filing to the undersigned:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Carl Algermissen

Carl Algermissen

Vice President & Associate Counsel

cc:     Gloria LaFond

              Taylor V. Edwards, Esq.
              Carlos Santiago
              Valerie Lithotimos, SEC
              Ron Feiman, Esq.
              KPMG